Net Loss Per Share Attributable to Common Shareholders - Weighted Average Outstanding Shares of Common Stock Equivalents Excluded from the Computation of the Diluted Net Loss per Share (Details) - shares
	6 Months Ended		12 Months Ended
	Jun. 30, 2018	Jun. 30, 2017	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Antidilutive Securities Excluded From Computation Of Earnings Per Share [Line Items]
Weighted average outstanding shares of common stock equivalents excluded from the computation of diluted net loss per share	5,869,228	5,503,924	5,422,857	6,731,392	7,803,102
Stock Options
Antidilutive Securities Excluded From Computation Of Earnings Per Share [Line Items]
Weighted average outstanding shares of common stock equivalents excluded from the computation of diluted net loss per share	3,391,821	2,194,152	2,402,225	1,799,632	495,315
RSUs Issued and Outstanding
Antidilutive Securities Excluded From Computation Of Earnings Per Share [Line Items]
Weighted average outstanding shares of common stock equivalents excluded from the computation of diluted net loss per share	1,189,385		105,404
Non-Vested Incentive Units
Antidilutive Securities Excluded From Computation Of Earnings Per Share [Line Items]
Weighted average outstanding shares of common stock equivalents excluded from the computation of diluted net loss per share	1,288,022	3,309,772	2,915,228	4,931,760	7,307,787